Unaudited Interim Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Shares	Additional Paid-in Capital	Other Comprehensive loss	Accumulated deficit
BALANCE, value at Dec. 31, 2013	$ 266,106	$ 291	$ 668,219	$ 0	$ (402,404)
BALANCE, shares at Dec. 31, 2013		29,059,671
Net income / (loss)	(3,870)				(3,870)
Other comprehensive loss	0
Issuance of common shares - Acquisition of 33% of Interchart (Note 9) / for Excel Transactions (Note 1), value	328		328
Issuance of common shares - Acquisition of 33% of Interchart (Note 9) / for Excel Transactions (Note 1), shares		22,598
Issuance of vested and non-vested shares and amortization of stock-based compensation (Note 12), value	1,903	$ 4	1,899
Issuance of vested and non-vested shares and amortization of stock-based compensation (Note 12), shares		411,500
BALANCE, value at Jun. 30, 2014	264,467	$ 295	670,446	0	(406,274)
BALANCE, shares at Jun. 30, 2014		29,493,769
BALANCE, value at Dec. 31, 2014	1,154,302	$ 1,094	1,567,713	(378)	(414,127)
BALANCE, shares at Dec. 31, 2014		109,426,236
Net income / (loss)	(105,197)				(105,197)
Other comprehensive loss	(3,109)			(3,109)
Amortization of stock-based compensation (Note 12)	1,407		1,407
Issuance of common shares (Note 9), value	417,797	$ 1,053	416,744
Issuance of common shares (Note 9), shares		105,250,418
Shares for commission to Oceanbulk Maritime (Note 3)	519		519
Issuance of common shares - Acquisition of 33% of Interchart (Note 9) / for Excel Transactions (Note 1), value	19,308	$ 42	19,266
Issuance of common shares - Acquisition of 33% of Interchart (Note 9) / for Excel Transactions (Note 1), shares		4,257,887
BALANCE, value at Jun. 30, 2015	$ 1,485,027	$ 2,189	$ 2,005,649	$ (3,487)	$ (519,324)
BALANCE, shares at Jun. 30, 2015		218,934,541